CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Property and Equipment-at cost:
Land	$ 6,067,805	$ 6,067,805
Buildings held for leasing:
Buildings, improvements and fixtures	74,547,096	73,271,398
Construction in progress	2,244,959	1,266,723
Property, Plant and Equipment, Gross	76,792,055	74,538,121
Accumulated depreciation	(34,793,458)	(33,007,989)
Buildings - net	41,998,597	41,530,132
Property and equipment-net	48,066,402	47,597,937
Cash and cash equivalents	1,552,389	3,260,135
Restricted cash	882,330	1,143,666
Receivables, net	2,416,769	2,219,946
Marketable securities	3,901,093	3,744,905
Prepaids and other assets	2,384,727	2,389,582
Deferred charges, net	3,739,243	2,986,648
Operating lease right-of-use assets	34,566,169	37,077,038
TOTAL ASSETS	97,509,122	100,419,857
Liabilities:
Mortgages payable	7,518,777	8,627,965
Note payable		722,726
Accounts payable and accrued expenses	2,632,905	2,771,540
Security deposits payable	834,470	809,652
Operating lease liabilities	27,840,930	29,044,966
Deferred income taxes	4,582,000	4,741,000
Total liabilities	43,409,082	46,717,849
Shareholders' Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Retained earnings	49,863,350	49,465,318
Stockholders' Equity before Treasury Stock	55,387,892	54,989,860
Common stock held in treasury, at cost - 162,517 shares at July 31, 2021 and July 31, 2020	(1,287,852)	(1,287,852)
Total shareholders' equity	54,100,040	53,702,008
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 97,509,122	$ 100,419,857